LOSSES PER SHARE	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
LOSSES PER SHARE

NOTE 11:- LOSSES PER SHARE

For the six months ended June 30, 2026 and 2025, the total weighted average number of shares related to outstanding options and RSUs excluded from the calculations of diluted net loss per share were 8,424,235 and 8,797,858, respectively.

The following table sets forth the computation of basic and diluted losses per share for the six-month periods ended June 30, 2026 and 2025:

	Six months ended June 30,
	2026	2025
	Unaudited
Numerator:

Net loss for basic and diluted loss per share	$14,675	$14,523

Denominator:

Weighted average number of ordinary shares
used in computing basic and diluted net loss per share	94,598,696	92,917,554

Basic and diluted loss per ordinary share	$(0.16)	$(0.16)